Document and Entity Information	Sep. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 02, 2026
Entity Registrant Name	Salesforce, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32224
Entity Tax Identification Number	94-3320693
Entity Address, Address Line One	Salesforce Tower
Entity Address, Address Line Two	415 Mission Street, 3rd Fl
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	901-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001108524
Amendment Flag	false